Accrued Expenses and Other Liabilities - Changes in Accrued Product Warranty Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Product Warranties Disclosures [Abstract]
Balance at beginning of period	$ 3,514	$ 3,318	$ 3,171
Provision for current period warranties	1,810	1,735	1,686
Net adjustments to pre-existing warranties	120	(158)	(106)
Net warranty settlements	(1,593)	(1,414)	(1,452)
Interest accretion, translation and other adjustments	(51)	33	19
Balance at end of period	$ 3,800	$ 3,514	$ 3,318